Offsetting financial assets and financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Derivative assets	£ 302,976	£ 262,291
Reverse repurchase agreements and other similar secured lending	725	3,177
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Derivative liabilities	(289,206)	(256,523)
Repurchase agreements and other similar secured borrowing	11,965	12,769
Settlements assets liabilities offset amounts	24,250	22,837
Derivatives
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(360,242)	(273,996)
Amounts offset	76,530	23,606
Net amounts reported on the balance sheet	(283,712)	(250,390)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	238,062	202,347
Derivative liability expsoure	(19,243)	(13,892)
Amounts not subject to enforceable netting arrangements	(5,494)	(6,133)
Financial collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	26,407	34,151
Cash collateral pledged	24,990	31,861
Non-cash assets pledged as collateral	1,417	2,290
Repurchase agreements and other similar secured borrowing
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(573,332)	(540,462)
Amounts offset	397,439	375,376
Net amounts reported on the balance sheet	(175,893)	(165,086)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	0	0
Derivative liability expsoure	0	0
Amounts not subject to enforceable netting arrangements	(9,244)	(15,758)
Repurchase agreements and other similar secured borrowing	185,137	180,844
Financial collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	175,893	165,086
Repurchase agreements and other similar secured borrowing | Financial liabilities at fair value
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Derivative liability expsoure	(173,172)	(168,075)
Repurchase agreements and other similar secured borrowing | Financial liabilities at amortised cost
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Derivative liability expsoure	(11,965)	(12,769)
Financial liabilities subject to offsetting
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(933,574)	(814,458)
Amounts offset	473,969	398,982
Net amounts reported on the balance sheet	(459,605)	(415,476)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	238,062	202,347
Derivative liability expsoure	(19,243)	(13,892)
Amounts not subject to enforceable netting arrangements	(14,738)	(21,891)
Total liabilities	(474,343)	(437,367)
Financial collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	202,300	199,237
Cash collateral netted
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Amounts offset		(3,815)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Amounts offset	15,199
Cash collateral netted | Derivatives
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Amounts offset	15,098	4,346
Derivatives
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	374,848	279,286
Amounts offset	(76,429)	(24,137)
Net amounts reported on the balance sheet	298,419	255,149
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Netting and set-off	(238,062)	(202,347)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	14,437	12,849
Amounts not subject to enforceable netting arrangements	4,557	7,142
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(45,920)	(39,953)
Non-cash collateral received subject to enforceable master netting arrangements or similar agreement not set off against financial assets	11,424	5,804
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	34,496	34,149
Reverse repurchase agreements and other similar secured lending
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	560,060	519,855
Amounts offset	(397,439)	(375,376)
Net amounts reported on the balance sheet	162,621	144,479
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Netting and set-off	0	0
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	629	503
Amounts not subject to enforceable netting arrangements	2,802	3,884
Reverse repurchase agreements and other similar secured lending	165,423	148,363
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(161,992)	(143,976)
Reverse repurchase agreements and other similar secured lending | Net gains on financial instruments designated at fair value
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	164,698	145,186
Reverse repurchase agreements and other similar secured lending | Financial assets at amortised cost
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	725	3,177
Financial Assets Subject To Offsetting
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	934,908	799,141
Amounts offset	(473,868)	(399,513)
Net amounts reported on the balance sheet	461,040	399,628
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Netting and set-off	(238,062)	(202,347)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	15,066	13,352
Amounts not subject to enforceable netting arrangements	7,359	11,026
Total assets	468,399	410,654
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	£ (207,912)	£ (183,929)